OLD WESTBURY FUNDS, INC.
(the “Corporation”)

Old Westbury U.S. Large Cap Fund
Old Westbury Non-U.S. Large Cap Fund
Old Westbury Global Small & Mid Cap Fund
Old Westbury Global Opportunities Fund
Old Westbury Real Return Fund
Old Westbury Fixed Income Fund
Old Westbury Municipal Bond Fund

(each, a “Fund”, and, collectively, the “Funds”)

Supplement dated September 1, 2010 to the
Prospectus dated March 1, 2010, as supplemented

This supplement provides notice of certain important information relating to the Funds and should be read in conjunction with the Prospectus.

          Effective September 1, 2010, the Corporation, on behalf of each of the Funds, and Bessemer Investment Management LLC (the “Adviser”) entered into a new investment advisory agreement (the “Advisory Agreement”). The Advisory Agreement is one of several changes relating to particular services provided to the Funds by Bessemer Trust Company, N.A. (“BTNA”) and its affiliates (together, “Bessemer”) and the fees relating to these services, that became effective September 1, 2010 (the “Services Realignment”). The Services Realignment does not diminish the services provided to the Funds. Moreover, the changes described below do not result in any changes to the Funds’ current investment adviser (i.e., the Adviser) or sub-adviser(s) or to the investment objectives, strategies or policies of the Funds.

          The following describes key aspects of the Services Realignment:

          Advisory Services. The substance of the investment advisory services provided under the Advisory Agreement are the same as those investment advisory services that were provided under the Funds’ previous investment advisory agreement (the “Previous Advisory Agreement”) with the Adviser, notwithstanding some differences in the specific language used to describe the services provided. The primary difference between the Advisory Agreement and the Previous Advisory Agreement is the transfer of certain non-advisory services from the Previous Advisory Agreement to the Administrative Agreement (as defined below). As noted above, the Adviser continues to serve as the Funds’ investment adviser under the Advisory Agreement.

          Advisory Fee Waivers. The existing contractual advisory fee waivers for each Fund, as applicable, remain unchanged. These fee waivers are described in the tables below entitled Updated Fund Operating Expense Ratios. Additionally, effective September 1, 2010, the Adviser waives, pursuant to a contractual commitment through October 31, 2012, a portion of its advisory fees to the extent necessary to maintain a net operating expense ratio of Old Westbury Real Return Fund, excluding Acquired Fund Fees and Expenses (if any) (as such term is used in the Fund’s prospectus expense table), at 1.10%. Prior to September 1, 2010, there was no contractual advisory fee waiver applicable to Old Westbury Real Return Fund. In addition, also effective September 1, 2010, all applicable Fund contractual advisory fee waivers are extended through October 31, 2012. The contractual advisory fee waivers may be changed or terminated at any time with the approval of the Board of Directors (the “Board”) of the Corporation.

          Administrative Services. In connection with the Services Realignment, effective September 1, 2010, the Corporation, on behalf of each Fund, entered into a new administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with BTNA, pursuant to which BTNA and Bessemer Trust Company (“BTCO”), an affiliate of the Adviser, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services.

          Custody. Old Westbury U.S. Large Cap Fund, Old Westbury Non-U.S. Large Cap Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund have each retained BTCO to serve as their custodian and Old Westbury Real Return Fund and Old Westbury Global Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. The custody-related services provided to each of these Funds under the Custody Agreement have not changed in connection with the Services Realignment. However, the fees charged by BTCO to each of these Funds, except for Old Westbury Real Return Fund, were reduced; the fees charged to the Old Westbury Real Return Fund remained the same. Prior to September 1, 2010, BTCO received a fee from each of these Funds which is accrued daily and paid monthly at an annual rate of 0.10% (0.15% for Old Westbury Non-U.S. Large Cap Fund) of the average daily net assets of each of these Funds or portion thereof for Old Westbury Global Small & Mid Cap and Old Westbury Real Return Fund, as noted above. In addition, BTCO received from Old Westbury Real Return Fund any transaction costs related to such Fund’s investments in coins or bullions or other forms of precious metals. In connection with the Services Realignment, effective September 1, 2010, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of Old Westbury Non-U.S. Large Cap Fund and 0.015% of the average daily net assets of each of Old Westbury U.S. Large Cap Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund or portion thereof for Old Westbury Global Small & Mid Cap Fund. BTCO continues to receive a fee of 0.10% of the average daily net assets of the portion of Old Westbury Real Return Fund for which BTCO serves as custodian. In addition, BTCO continues to receive from Old Westbury Real Return Fund any transaction costs related to such Fund’s investments in coins or bullions or other forms of precious metals.

          Shareholder Servicing. The Funds have a shareholder servicing plan (the “Shareholder Servicing Plan”). Under the Shareholder Servicing Plan, the Funds have entered into a shareholder servicing agreement with BTNA (the “Shareholder Servicing Agreement”), pursuant to which BTNA serves as a shareholder servicing agent and provides certain shareholder support services. The services provided to each of the Funds under the Shareholder Servicing Agreement have not changed in connection with the Services Realignment. For these services, prior to September 1, 2010, each Fund paid a maximum annual fee of up to 0.15% of its average daily net assets. Also prior to September 1, 2010, BTNA had contractually committed through October

31, 2011 to waive its shareholder servicing fee for Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund to the extent necessary to maintain a maximum shareholder servicing fee for each of these Funds at 0.05%. BTNA may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. In connection with the Services Realignment, effective September 1, 2010, each Fund pays for shareholder support services a maximum annual fee of up to 0.20% of its average daily net assets; however, also effective September 1, 2010, with respect to Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund, BTNA contractually commits to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2012. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board.

          As indicated above, the Services Realignment does not diminish the present services provided to the Funds by Bessemer. As is shown in the tables below entitled Updated Fund Operating Expense Ratios, Old Westbury Non-U.S. Large Cap Fund, Old Westbury Global Small & Mid Cap Fund, Old Westbury Global Opportunities Fund and Old Westbury Real Return Fund experience some increases in their respective total expense ratios in connection with the Services Realignment. However, only the Old Westbury Real Return Fund experiences a slight increase (0.02%) in its net total expense ratio (i.e., after the application of fee waivers and expense level commitments, which have been extended through October 31, 2012).

Updated Fund Operating Expense Ratios

Old Westbury U.S. Large Cap Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1),(2)	1.04%
Less Fee Waiver	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.01%

The expense information in the table has been restated to reflect current fee rates.

(1) Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2) The Adviser has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Acquired Fund Fees and Expenses (if any), at 1.00% . The committed net operating expense ratio may be changed or terminated with the approval of the Board.

Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$325	$568	$1,265

Old Westbury Non-U.S. Large Cap Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses(1),(2)	1.15%
Less Fee Waiver	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.08%

The expense information in the table has been restated to reflect current fee rates.

(1) Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2) The Adviser has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Acquired Fund Fees and Expenses (if any), at 1.05% . The committed net operating expense ratio may be changed or terminated with the approval of the Board.

Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$110	$350	$618	$1,384

Old Westbury Global Small & Mid Cap Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1),(2)	1.19%
Less Fee Waiver	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.12%

The expense information in the table has been restated to reflect current fee rates.

(1) Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waiver in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2) The Adviser has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Acquired Fund Fees and Expenses (if any), at 1.11% . The committed net operating expense ratio may be changed or terminated with the approval of the Board.

Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$363	$639	$1,429

Old Westbury Global Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.08%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(1),(2)	1.43%
Less Fee Waiver	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.22%

The expense information in the table has been restated to reflect current fee rates.

(1) Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2) The Adviser has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Acquired Fund Fees and Expenses (if any), at 1.20% . The committed net operating expense ratio may be changed or terminated with the approval of the Board.

Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$407	$737	$1,673

Old Westbury Real Return Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Other Expenses	0.33%
Total Annual Fund Operating Expenses(1)	1.18%
Less Fee Waiver	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.10%

The expense information in the table has been restated to reflect current fee rates.

(1) The Adviser has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Acquired Fund Fees and Expenses (if any), at 1.10% . The committed net operating expense ratio may be changed or terminated with the approval of the Board.

Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$357	$632	$1,416

Old Westbury Fixed Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Other Expenses(1)	0.35%
Total Annual Fund Operating Expenses(2)	0.80%
Fee Waiver	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.70%

The expense information in the table has been restated to reflect current fee rates.

(1) BTNA has contractually committed through October 31, 2012, to waive its shareholder servicing fee for the Fund to the extent necessary to maintain a maximum shareholder servicing fee for the Fund at 0.10% . The shareholder servicing fee commitment may be changed or terminated at any time with the approval of the Board.

(2) The Adviser has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Acquired Fund Fees and Expenses (if any), at 0.70% . The committed net operating expense ratio may be changed or terminated with the approval of the Board.

Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$233	$422	$969

Old Westbury Municipal Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Other Expenses(1)	0.34%
Total Annual Fund Operating Expenses(2)	0.79%
Fee Waiver	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.69%

The expense information in the table has been restated to reflect current fee rates.

(1) BTNA has contractually committed through October 31, 2012, to waive its shareholder servicing fee for the Fund to the extent necessary to maintain a maximum shareholder servicing fee for the Fund at 0.10% . The shareholder servicing fee commitment may be changed or terminated at any time with the approval of the Board.

(2) The Adviser has contractually committed through October 31, 2012, to waive its advisory fee to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Acquired Fund Fees and Expenses (if any), at 0.70% . The committed net operating expense ratio may be changed or terminated with the approval of the Board.

Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$230	$416	$957

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OLD WESTBURY FUNDS, INC.
(the “Corporation”)

Old Westbury U.S. Large Cap Fund
Old Westbury Non-U.S. Large Cap Fund
Old Westbury Global Small & Mid Cap Fund
Old Westbury Global Opportunities Fund
Old Westbury Real Return Fund
Old Westbury Fixed Income Fund
Old Westbury Municipal Bond Fund

(each, a “Fund”, and, collectively, the “Funds”)

Supplement dated September 1, 2010 to the
Statement of Additional Information dated March 1, 2010, as supplemented

This supplement provides notice of certain important information relating to the Funds and should be read in conjunction with the Statement of Additional Information.

          Effective September 1, 2010, the Corporation, on behalf of each of the Funds, and Bessemer Investment Management LLC (the “Adviser”) entered into a new investment advisory agreement (the “Advisory Agreement”). The Advisory Agreement is one of several changes relating to particular services provided to the Funds by Bessemer Trust Company, N.A. (“BTNA”) and its affiliates (together, “Bessemer”) and the fees relating to these services, that became effective September 1, 2010 (the “Services Realignment”). The Services Realignment does not diminish the services provided to the Funds. Moreover, the changes described below do not result in any changes to the Funds’ current investment adviser (i.e., the Adviser) or sub-adviser(s) or to the investment objectives, strategies or policies of the Funds.

          The following describes key aspects of the Services Realignment:

          Advisory Services. The substance of the investment advisory services provided under the Advisory Agreement are the same as those investment advisory services that were provided under the Funds’ previous investment advisory agreement (the “Previous Advisory Agreement”) with the Adviser, notwithstanding some differences in the specific language used to describe the services provided. The primary difference between the Advisory Agreement and the Previous Advisory Agreement is the transfer of certain non-advisory services from the Previous Advisory Agreement to the Administrative Agreement (as defined below). As noted above, the Adviser continues to serve as the Funds’ investment adviser under the Advisory Agreement.

          Advisory Fee Waivers. The existing contractual advisory fee waivers for each Fund, as applicable, remain unchanged. Additionally, effective September 1, 2010, the Adviser waives, pursuant to a contractual commitment through October 31, 2012, a portion of its advisory fees to the extent necessary to maintain a net operating expense ratio of Old Westbury Real Return Fund, excluding Acquired Fund Fees and Expenses (if any) (as such term is used in the Fund’s prospectus expense table), at 1.10%. Prior to September 1, 2010, there was no contractual advisory fee waiver applicable to Old Westbury Real Return Fund. In addition, also effective September 1, 2010, all applicable Fund contractual advisory fee waivers are extended through October 31, 2012. The contractual advisory fee waivers may be changed or terminated at any time with the approval of the Board of Directors (the “Board”) of the Corporation.

          Administrative Services. In connection with the Services Realignment, effective September 1, 2010, the Corporation, on behalf of each Fund, entered into a new administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with BTNA, pursuant to which BTNA and Bessemer Trust Company (“BTCO”), an affiliate of the Adviser, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services.

          Custody. Old Westbury U.S. Large Cap Fund, Old Westbury Non-U.S. Large Cap Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund have each retained BTCO to serve as their custodian and Old Westbury Real Return Fund and Old Westbury Global Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. The custody-related services provided to each of these Funds under the Custody Agreement have not changed in connection with the Services Realignment. However, the fees charged by BTCO to each of these Funds, except for Old Westbury Real Return Fund, were reduced; the fees charged to the Old Westbury Real Return Fund remained the same. Prior to September 1, 2010, BTCO received a fee from each of these Funds which is accrued daily and paid monthly at an annual rate of 0.10% (0.15% for Old Westbury Non-U.S. Large Cap Fund) of the average daily net assets of each of these Funds or portion thereof for Old Westbury Global Small & Mid Cap and Old Westbury Real Return Fund, as noted above. In addition, BTCO received from Old Westbury Real Return Fund any transaction costs related to such Fund’s investments in coins or bullions or other forms of precious metals. In connection with the Services Realignment, effective September 1, 2010, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of Old Westbury Non-U.S. Large Cap Fund and 0.015% of the average daily net assets of each of Old Westbury U.S. Large Cap Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund or portion thereof for Old Westbury Global Small & Mid Cap Fund. BTCO continues to receive a fee of 0.10% of the average daily net assets of the portion of Old Westbury Real Return Fund for which BTCO serves as custodian. In addition, BTCO continues to receive from Old Westbury Real Return Fund any transaction costs related to such Fund’s investments in coins or bullions or other forms of precious metals.

          Shareholder Servicing. The Funds have a shareholder servicing plan (the “Shareholder Servicing Plan”). Under the Shareholder Servicing Plan, the Funds have entered into a shareholder servicing agreement with BTNA (the “Shareholder Servicing Agreement”), pursuant to which BTNA serves as a shareholder servicing agent and provides certain shareholder support services. The services provided to each of the Funds under the Shareholder Servicing Agreement have not changed in connection with the Services Realignment. For these services, prior to September 1, 2010, each Fund paid a maximum annual fee of up to 0.15% of its average daily net assets. Also prior to September 1, 2010, BTNA had contractually committed through October 31, 2011 to waive its shareholder servicing fee for Old Westbury Fixed Income Fund and Old

Westbury Municipal Bond Fund to the extent necessary to maintain a maximum shareholder servicing fee for each of these Funds at 0.05%. BTNA may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. In connection with the Services Realignment, effective September 1, 2010, each Fund pays for shareholder support services a maximum annual fee of up to 0.20% of its average daily net assets; however, also effective September 1, 2010, with respect to Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund, BTNA contractually commits to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2012. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE